Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 3	$ 2	$ 3